SHARE CAPITAL	6 Months Ended
Jun. 30, 2022
Disclosure of classes of share capital [abstract]
SHARE CAPITAL	SHARE CAPITAL
At June 30, 2022, total authorized shares of the Company were unlimited. Shares have no par value.

	SHARES	USD
Issued and fully paid ordinary shares
As at January 1, 2022	33,806,422	—
Shares issued	2,660,877	—
As at June 30, 2022	36,467,299	—
As at January 1, 2021	28,556,422	64
Shares issued	—	—
As at June 30, 2021	28,556,422	64
During the six months ended June 30, 2022, the Group issued 720,558 shares as a partial payment for acquisitions made (refer to Note 4).
During the six months ended June 30, 2022, the Group issued 1,907,377 shares in exchange for warrants exercised.
During the six months ended June 30, 2022, the board of directors of the Company approved the issuance of 32,942 restricted stock awards to non-executive directors, out of which 22,422 were issued during the quarter ended June 30, 2022 (refer to Note 12).